COMMITMENTS - Forward Purchase Agreement (Details) - USD ($)		3 Months Ended	11 Months Ended
	Mar. 23, 2022	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies [Line Items]
Warrants to be purchased pursuant to agreements		3,333,333	3,333,333
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50	$ 11.50
Maximum additional aggregate purchase price		$ 100,000,000
Deemed dividend - Forward Purchase and Backstop Securities		(225,000)
Amended and Restated Forward Purchase Agreement
Commitments And Contingencies [Line Items]
Proceeds from Issuance or Sale of Equity	$ 15,000,000.0
Gross proceeds	15,000,000.0
Additional aggregate purchase price	100,000,000.0
Maximum additional aggregate purchase price	100,000,000.0
Termination fee	$ 12,500,000
Deemed dividend - Forward Purchase and Backstop Securities		225,000
Warrants
Commitments And Contingencies [Line Items]
Proceeds from Issuance or Sale of Equity		100,000,000	$ 100,000,000
Gross proceeds		$ 100,000,000	$ 100,000,000
Warrants | Amended and Restated Forward Purchase Agreement
Commitments And Contingencies [Line Items]
Number of warrants issued	1,666,667
Additional number of warrants	1,666,667
Warrants | Amended and Restated Forward Purchase Agreement | Sponsor
Commitments And Contingencies [Line Items]
Additional number of warrants	1,666,667
Class A ordinary shares
Commitments And Contingencies [Line Items]
Shares To Be Purchased Pursuant To Agreements		10,000,000	10,000,000
APAC Common stock | Amended and Restated Forward Purchase Agreement
Commitments And Contingencies [Line Items]
Units Issued During Period, Shares, New Issues	1,500,000
Additional number of common stock	10,000,000
APAC Common stock | Amended and Restated Forward Purchase Agreement | Sponsor
Commitments And Contingencies [Line Items]
Additional number of common stock	10,000,000